Loss Per Common Share (Details)	0 Months Ended	12 Months Ended
	Nov. 04, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss per common share
Incremental Common Shares Attributable to Dilutive Effect of Contingently Issuable Shares	1,160,963			1,378,122
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	217,159	14,406,286	9,949,143	9,092,000